Land, Property, Plant and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2015 CNY (¥)
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	¥ (7,304,336)	$ (1,062,372)	¥ (7,050,349)
Less: Impairment	(6,447,777)	(937,790)	(6,481,088)
Subtotal	2,578,456	375,021	2,587,643
Construction in progress	203,653	29,620	100,266
Total land, property, plant and equipment, net	2,782,109	404,641	2,687,909
Land [Member]
Property, Plant and Equipment [Line Items]
Land, property, plant and equipment	0	0	23,260
Total land, property, plant and equipment, net				¥ 186,111
Buildings [Member]
Property, Plant and Equipment [Line Items]
Land, property, plant and equipment	3,899,140	567,106	3,822,048
Total land, property, plant and equipment, net				¥ 263,624
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Land, property, plant and equipment	12,292,124	1,787,815	12,118,073
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Land, property, plant and equipment	86,778	12,621	87,781
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Land, property, plant and equipment	¥ 52,527	$ 7,641	¥ 67,918